Organization and Business - Narrative (Details) $ / shares in Units, $ in Thousands					1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 08, 2022	Dec. 05, 2022 $ / shares	Jul. 01, 2022 USD ($)	Mar. 26, 2021 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares		Dec. 31, 2021 USD ($) $ / shares		Feb. 26, 2023 USD ($)	Jun. 30, 2022 USD ($)	Oct. 07, 2021 $ / shares	Aug. 27, 2021	Jun. 21, 2021	May 14, 2021	Nov. 20, 2020
Schedule of Equity Method Investments [Line Items]
Gain on consolidation of equity investment							$ 0		$ 640
Loss on deconsolidation of subsidiary			$ 37,708		$ 37,700		37,708		$ 0
Fair value of Glocal at deconsolidation			$ 21,200									$ 21,200
Noncontrolling interests derecognized							$ 14,285
Amount transferred to designated "Share Account"						$ 5,100
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001 [1]	$ 0.0001	[1]	$ 0.0001	[1]			$ 0.0001
Reverse stock split ratio	0.1
Innovations Group, to Belmar MidCo, Inc | Subsequent Event
Schedule of Equity Method Investments [Line Items]
Ownership percentage											100.00%
Innovation Group | Subsequent Event | Disposal Group, Held-for-sale, Not Discontinued Operations
Schedule of Equity Method Investments [Line Items]
Disposal group, consideration to be received											$ 56,000
Minimum
Schedule of Equity Method Investments [Line Items]
Reverse stock split ratio		0.4
Maximum
Schedule of Equity Method Investments [Line Items]
Reverse stock split ratio		0.1
Glocal
Schedule of Equity Method Investments [Line Items]
Equity interest in acquiree, percentage																	43.46%
Acquisition percentage				45.94%										2.61%	1.80%	1.00%
Gain on consolidation of equity investment				$ 600
Step acquisition, ownership percentage after transaction				89.40%					94.81%			94.81%

[1]	Amounts as of December 31, 2021 differ from those published in our prior consolidated financial statements as they were retrospectively adjusted as a result of the Reverse Stock Split (as described below in Note 1, Organization and Business). Specifically, the number of common shares outstanding during periods before the Reverse Stock Split are divided by the exchange ratio of 10:1, such that each ten shares of common stock were combined and reconstituted into one share of common stock effective December 8, 2022.